COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

Twelve months ending June 30,	RMB	US Dollars
2025	¥23,956,141	$3,296,475
Total minimum payments required	¥23,956,141	$3,296,475

Schedule of non-cancellable operating lease agreements

Twelve months ending June 30,	RMB	US Dollars
2025	¥553,709	$76,193
2026	604,046	83,119
2027	453,034	62,340
Total	¥1,610,789	$221,652